united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

Item 1. Schedule of Investments.

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares		Value
	COMMON STOCK - 98.1%
	AUTO PARTS & EQUIPMENT - 3.4%
294,708	Allison Transmission Holdings, Inc.	$ 8,319,607

	BUILDING MATERIALS - 2.7%
71,134	Armstrong Flooring, Inc. *	1,205,721
142,268	Armstrong World Industries, Inc. *	5,569,792
		6,775,513
	CHEMICALS - 4.4%
76,133	Air Products & Chemicals, Inc.	10,813,931

	COMMERCIAL SERVICES - 14.0%
324,121	Brink's Co.	9,234,207
425,532	Hertz Global Holdings, Inc. *	4,710,639
553,792	LifeLock, Inc. *	8,755,452
133,984	Sotheby's	3,671,162
208,198	Team Health Holdings, Inc. *	8,467,413
		34,838,873
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
233,156	FNF Group	8,743,350

	FOOD - 7.4%
192,445	ConAgra Foods, Inc.	9,200,796
201,424	Mondelez International, Inc. - Class A	9,166,806
		18,367,602
	HEALTHCARE - PRODUCTS - 4.1%
225,687	Baxter International, Inc.	10,205,566

	INTERNET - 3.0%
603,946	Pandora Media, Inc. *	7,519,128

	MACHINERY - CONSTRUCTION & MINING - 3.7%
458,178	ABB Ltd. - ADR	9,085,670

	MACHINERY - DIVERSIFIED - 6.4%
685,841	Manitowoc Co., Inc.	3,737,834
685,841	Manitowoc Foodservice, Inc. *	12,084,519
		15,822,353

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares		Value
	MEDIA - 2.5%
232,544	Twenty-First Century Fox, Inc.	$ 6,336,824

	MISCELLANEOUS MANUFACTURER - 2.8%
121,215	Pentair PLC	7,065,622

	OIL & GAS - 2.3%
148,915	Cheniere Energy, Inc. *	5,591,758

	PHARMACEUTICALS - 5.1%
264,220	Zoetis, Inc. - Class A	12,539,881

	PIPELINES - 1.7%
196,370	Williams Companies, Inc.	4,247,483

	REAL ESTATE - 8.1%
257,970	CBRE Group, Inc. - Class A *	6,831,046
115,276	Howard Hughes Corp. *	13,178,352
		20,009,398
	RETAIL - 5.2%
255,636	Cabela's, Inc. *	12,797,138

	SEMICONDUCTORS - 4.9%
1,265,089	Marvell Technology Group Ltd.	12,056,298

	SOFTWARE - 5.5%
89,125	Citrix Systems, Inc. *	7,138,021
150,000	Imperva, Inc. *	6,451,500
		13,589,521
	TELECOMMUNICATIONS - 2.9%
645,719	Polycom, Inc. *	7,264,339

	TRANSPORTATION - 4.5%
87,108	Canadian Pacific Railway Ltd.	11,218,639

	TOTAL COMMON STOCK (Cost - $237,051,018)	243,208,494

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares		Value
	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.9%
4,745,898	BlackRock Liquidity Funds - T-Fund, Institutional Shares, 0.24% ** (Cost - $4,745,898)	$ 4,745,898

	TOTAL INVESTMENTS - 100.0% (Cost - $241,796,916) (a)	$ 247,954,392
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	(133,914)
	NET ASSETS - 100.0%	$ 247,820,478

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
ADR - American Depositary Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $242,049,449 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 20,966,494
	Unrealized Depreciation:	(15,061,551)
	Net Unrealized Appreciation:	$ 5,904,943

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.
Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the "Board") based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2016 in valuing the Fund's investments measured at fair value:
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 243,208,494	$ -	$ -	$ 243,208,494
Short-Term Investments	4,745,898	-	-	4,745,898
Total	$ 247,954,392	$ -	$ -	$ 247,954,392
The Fund did not hold any level 3 securities.
There were no transfers into or out of Level 1 or Level 2 during the current period presented.
It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

* See Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 8/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 8/23/16

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 8/23/16